Note to Schedule One - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Restricted Capital Reserves	350,256
Minimum percentage of restricted net assets of consolidated and unconsolidated subsidiaries to consolidated net assets to file condensed financial information	25.00%